Condensed Consolidated Statements of Redeemable Convertible Preferred stock and Stockholders Deficit (Unaudited) - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss	Redeemable Convertible Preferred Stock	Redeemable Series A Convertible Preferred Stock	Series B Preferred Stock	Common Stock
Balance, shares at Dec. 31, 2017								39,214,517
Balance, amount at Dec. 31, 2017	$ (1,041,383)	$ 8,854,491	$ (9,874,179)	$ (60,910)				$ 39,215
Stock-based compensation	8,445	8,445
Common stock issued for cash, shares								21,597,222
Common stock issued for cash, amount	1,294,594	1,272,997						$ 21,597
Common stock issued for services, shares								1,524,021
Common stock issued for services, amount	77,403	75,879			$ 0			$ 1,524
Common stock issued for debenture conversion, shares								4,379,210
Common stock issued for debenture conversion, amount	218,812	214,433						$ 4,379
Removal of accumulated other comprehensive loss	60,910			$ 60,910
Net loss	(1,175,320)		(1,175,320)
Issuance of common stock for conversion of payables, amount	91,250	81,250						$ 20,000
Balance, shares at Dec. 31, 2018								66,714,970
Balance, amount at Dec. 31, 2018	(556,539)	10,426,245	(11,049,499)			$ 0	$ 0	$ 66,715
Common stock issued for cash, amount	60,000	58,500	0			0	0	1,500
Net loss	(196,507)	0	(196,507)			$ 0	$ 0	$ 0
Shares of common stock issued for cash, shares								1,500,000
Balance, shares at Mar. 31, 2019								68,214,970
Balance, amount at Mar. 31, 2019	(693,046)	10,484,745	(11,246,006)			$ 0	$ 0	$ 68,215
Balance, shares at Dec. 31, 2018								66,714,970
Balance, amount at Dec. 31, 2018	(556,539)	10,426,245	(11,049,499)			$ 0	$ 0	$ 66,715
Net loss	(328,123)
Balance, shares at Jun. 30, 2019						144,300		68,214,970
Balance, amount at Jun. 30, 2019	(979,371)	10,499,745	(11,547,331)			$ 1,642	$ 0	$ 68,215
Balance, shares at Dec. 31, 2018								66,714,970
Balance, amount at Dec. 31, 2018	(556,539)	10,426,245	(11,049,499)			$ 0	$ 0	$ 66,715
Common stock issued for cash, shares								4,000,000
Common stock issued for cash, amount	135,000	131,000						$ 4,000
Common stock issued for debenture conversion, shares								300,000
Common stock issued for debenture conversion, amount	7,165	6,865						$ 300
Net loss	(479,073)		(479,073)
Stock-based compensation, shares								150,000
Stock-based compensation, amount	51,211	51,061						$ 150
Common stock issued in connection with debenture issuance, shares								100,000
Common stock issued in connection with debenture issuance, amount	5,000	4,900						$ 100
Series A preferred stock issued for cash, net of costs and discounts, shares					202,600
Series A preferred stock issued for cash, net of costs and discounts, amount					$ 23,400
Accrued dividends and accretion of conversion feature on Series A preferred stock	(46,620)		(46,620)		$ 46,620
Deemed dividends related to conversion feature of Series A preferred stock	(55,468)		(55,468)
Common stock issued for Series A preferred stock conversions, shares					(42,000)			2,977,226
Common stock issued for Series A preferred stock conversions, amount	80,122	77,145			$ (38,093)			$ 2,977
Balance, shares at Dec. 31, 2019					160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	10,697,216	(11,630,660)		$ 31,927	$ 31,927	$ 0	$ 74,242
Balance, shares at Mar. 31, 2019								68,214,970
Balance, amount at Mar. 31, 2019	(693,046)	10,484,745	(11,246,006)			$ 0	$ 0	$ 68,215
Common stock issued for cash, shares						144,300
Net loss	(131,616)	0	(131,616)			$ 0	$ 0	$ 0
Shares of Series A preferred stock issued for cash, net of costs and discounts, amount	0	0	0			0	0	0
Accrued dividends on Series A preferred stock	(1,642)	0	(1,642)			1,642		0
Deemed dividends on Series A preferred stock	(168,067)	0	(168,067)			0	0	0
Stock-based compensation	15,000	15,000	0			$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2019						144,300		68,214,970
Balance, amount at Jun. 30, 2019	(979,371)	10,499,745	(11,547,331)			$ 1,642	$ 0	$ 68,215
Balance, shares at Mar. 31, 2019								68,214,970
Balance, amount at Mar. 31, 2019	(693,046)	10,484,745	(11,246,006)			$ 0	$ 0	$ 68,215
Balance, shares at Mar. 31, 2020						100,200	1,000,000	277,908,958
Balance, amount at Mar. 31, 2020	(911,084)	11,392,611	(12,582,604)			$ 13,866	$ 1,000	$ 277,909
Balance, shares at Dec. 31, 2019					160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	10,697,216	(11,630,660)		$ 31,927	$ 31,927	$ 0	$ 74,242
Common stock issued for cash, shares						47,300
Common stock issued for cash, amount	151,250	124,500	0			$ 0	$ 0	$ 26,750
Net loss	(859,173)	0	(859,173)			$ 0	$ 0	$ 0
Shares of common stock issued for cash, shares								26,750,000
Shares of Series A preferred stock issued for cash, net of costs and discounts, amount	0	0	0			$ 1,608	$ 0	$ 0
Accrued dividends on Series A preferred stock	(1,742)	0	(1,742)			1,742		0
Stock-based compensation	14,906	14,906	0			$ 0	$ 0	$ 0
Issuance of Series B preferred stock, shares							1,000,000
Issuance of Series B preferred stock, amount	277,543	276,543	0			$ 0	$ 1,000	$ 0
Conversion of Series A preferred shares to common stock, shares						(107,700)		81,700,258
Conversion of Series A preferred shares to common stock, amount	94,364	103,693	(91,029)			$ (21,411)	$ 0	$ 81,700
Shares of common stock issued for exercise of convertible note, including fees, shares								95,216,504
Shares of common stock issued for exercise of convertible note, including fees, amount	270,970	175,753	0			$ 0	$ 0	$ 95,217
Balance, shares at Mar. 31, 2020						100,200	1,000,000	277,908,958
Balance, amount at Mar. 31, 2020	(911,084)	11,392,611	(12,582,604)			$ 13,866	$ 1,000	$ 277,909
Balance, shares at Dec. 31, 2019					160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	10,697,216	(11,630,660)		$ 31,927	$ 31,927	$ 0	$ 74,242
Net loss	(2,482,469)
Balance, shares at Jun. 30, 2020						159,800	1,000,000	1,009,665,261
Balance, amount at Jun. 30, 2020	(1,295,254)	12,516,383	(14,822,302)			$ 67,305	$ 1,000	$ 1,009,665
Balance, shares at Mar. 31, 2020						100,200	1,000,000	277,908,958
Balance, amount at Mar. 31, 2020	(911,084)	11,392,611	(12,582,604)			$ 13,866	$ 1,000	$ 277,909
Common stock issued for cash, shares						100,100
Net loss	(1,623,296)		(1,623,296)
Shares of Series A preferred stock issued for cash, net of costs and discounts, amount	(156,472)	0	(156,472)			$ 0	$ 0	$ 0
Accrued dividends on Series A preferred stock	(63,554)	0	(63,554)			$ 63,554
Conversion of Series A preferred shares to common stock, shares						(40,500)		117,506,731
Conversion of Series A preferred shares to common stock, amount	129,087	37,230	(25,650)			$ (10,115)	$ 0	$ 117,507
Shares of common stock issued for exercise of convertible note, including fees, shares								524,841,289
Shares of common stock issued for exercise of convertible note, including fees, amount	1,262,993	738,152	0			$ 0	$ 0	$ 524,841
Cashless exercise of warrant, shares								62,579,483
Cashless exercise of warrant, amount	0	(62,579)	0			$ 0	$ 0	$ 62,579
Issuance of common stock for conversion of payables, shares								26,828,800
Issuance of common stock for conversion of payables, amount	67,072	40,243	0			$ 0	$ 0	$ 26,829
Increase in value of warrant	0	370,726	(370,726)			$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2020						159,800	1,000,000	1,009,665,261
Balance, amount at Jun. 30, 2020	$ (1,295,254)	$ 12,516,383	$ (14,822,302)			$ 67,305	$ 1,000	$ 1,009,665